Parent Only Financial Statements (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING EXPENSES
General and administrative expense	$ 285,783	$ 530,998	$ 909,729
Total operating expenses	285,783	530,998	909,729
LOSS FROM OPERATIONS	(285,783)	(530,998)	(909,729)
INCOME TAX
NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	(284,673)	(514,431)	(4,120,829)
Dividend on preferred stock	(234,475)	(85,234)	(284,475)
Parent [Member]
OPERATING EXPENSES
General and administrative expense	104
Total operating expenses	104
LOSS FROM OPERATIONS	(104)
INCOME TAX
NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	(104)
Dividend on preferred stock	$ (234,475)